Condensed Financial Information Parent Company Only (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets:
Cash in subsidiary bank	$ 6,825	$ 7,992
Cash in other banks	4,430	1,260
Securities available for sale	946	1,105
Investment in Bank	150,301	142,313
Investment in nonbank subsidiaries	27,993	20,873
Other assets1	7,526	3,419
Total assets	198,021	176,962
Liabilities:
Junior subordinated debentures 1	51,547	51,547
Other Liabilities 1	10,694	1,621
Total liabilities	62,241	53,168
Stockholders' Equity	135,780	123,794
Total liabilities and stockholders' equity	$ 198,021	$ 176,962